[LOGO] OCEAN STATE
                               TAX EXEMPT FUND


                           REPORT OF THE PRESIDENT
                               April 30, 2000

      During the six months ended April 30, 2000 the Ocean State Tax Exempt Fund ("the Fund") had a total return of 1.18% despite rising interest rates and equity market volatility. The Fund's net asset value declined from $10.12 to $10.11 while the Fund's income dividend remained steady distributing $0.25 per share in income which was tax-free from State and Federal taxes for Rhode Island residents.

      The aggressive stance taken by the Fed, through the enactment of multiple interest rate hikes to slow down the strongest U.S. economy in decades, appears to be showing results. A spate of weak economic indicators has raised hopes that the end of rate increases is near, encouraging bond investors to make longer term commitments. In the past, too much economic growth, too quickly, has been a precursor to inflation. Chief among bond investors greatest fears is the impact of inflation on eroding investment returns. Hopefully, these Fed moves will help to keep inflation at bay and not impact the growth we've felt here in Rhode Island.

      Ocean State is poised to weather any market volatility through its emphasis on high coupon pre-refunded debt, a portfolio with an intermediate weighted average maturity of 12.1 years and a portfolio credit quality with 69% in Aaa/AAA rated investment securities. Such an investment mix should minimize net asset value fluctuations. In addition, these investments should help to maintain a high current income distribution.

      Ocean State is meant to be a long term investment for both up and down markets. The Fund's primary investment objective remains preservation of principal while generating a high level of current income. Obviously, most investors believe they pay too much in taxes. However, for those investors in higher income tax brackets the avoidance of income taxes should be an integral part of their investment strategy. Ocean State Tax Exempt Fund can help you meet these objectives.

                                       Very truly yours,


                                       /s/ Alfred B. Van Liew


                                       Alfred B. Van Liew
                                       President and Chairman of the
                                       Board of Trustees


                         OCEAN STATE TAX EXEMPT FUND
                        INVESTMENT PERFORMANCE REVIEW
                            as of April 30, 2000
                                 (unaudited)


                                                             Prior
                                   November 1, 1999       Fiscal Year       May 1, 1995       May 1, 1990
                                        through              Ended            through           through
                                    April 30, 2000     October 31, 1999    April 30, 2000    April 30, 2000
                                   ----------------    ----------------    --------------    --------------

Total Rate of Return (b)
  Based on:
    Net Asset Value                     1.18%              (0.66)%             4.88%             5.57%
    Offering Price                     (0.86)%             (4.67)%             4.01%             5.13%


                                       As of              As of
                                   April 30, 2000    October 31, 1999
                                   --------------    ----------------

30-day Current Yield
  Based on:
    Net Asset Value                    4.77%               4.91%
    Offering Price                     4.58%               4.72%

30-day Tax-Equivalent Yield (a)
  Based on:
    Net Asset Value                    7.55%               7.99%
    Offering Price                     7.24%               7.67%

<Fa>  For 1999, shareholders were subject to a combined Federal and State tax rate of 36.78% (31% Federal, 27% State).
<Fb>  Past performance is no guarantee of future results. Total return is not annualized.

      The Ocean State Tax Exempt Fund has placed a high priority on capital preservation while at the same time striving for competitive after-tax investment returns. The Fund has maintained the weighted average maturity of the portfolio at 12.1 years as of April 30, 2000.

      The average quality rating of the investments, in the following table was Aa/AA (Moody's and Standard & Poor's bond rating services).

                         Portfolio Quality Analysis


                          % of Total Portfolio
                           as of       as of
           Rating         4/30/00     10/31/99
           ------         -------     --------

           Aaa/AAA        69.23%       66.85%
           Aa/AA          20.63%       22.26%
           A               8.50%        9.33%
           Baa/BBB         1.64%        1.56%
           Not Rated          0%           0%

      The Fund will continue its policy of seeking the highest tax advantaged yields available, consistent with maintaining quality and diversification objectives.


                         OCEAN STATE TAX EXEMPT FUND
                     STATEMENT OF ASSETS AND LIABILITIES
                            as of April 30, 2000
                                 (unaudited)


                                   ASSETS

Investments at value (identified cost $36,373,858) (Note 1A)               $36,770,820
Cash                                                                           618,686
Interest receivable                                                            545,548
Prepaid expenses                                                                56,207
                                                                           -----------
      Total Assets                                                         $37,991,261

                                 LIABILITIES

Payable for securities purchased                                           $   506,819
Distribution payable to shareholders                                             8,561
Accrued management fees                                                         18,568
Payable for Capital stock redeemed                                               5,000
                                                                           -----------
      Total Liabilities                                                        538,948
                                                                           -----------
      Net Assets                                                           $37,452,313
                                                                           ===========

Net Assets consist of:
Shares of beneficial interest at par ($.01/share)                          $    37,036
Additional paid-in capital (Note 4)                                         37,007,980
Accumulated net realized gain on investment transactions                        10,335
Net unrealized appreciation of investments                                     396,962
                                                                           -----------
Total-Representing Net Assets at Value for 3,703,600 Shares Outstanding    $37,452,313
                                                                           ===========

Computation of Net Asset Value & Offering Price:
Net Assets                                                                 $37,452,313
Divided by number of shares outstanding                                      3,703,600
Net asset value                                                            $     10.11
                                                                           ===========
Offering price                                                             $     10.53
                                                                           ===========

                     See Notes to Financial Statements.


                         OCEAN STATE TAX EXEMPT FUND
                           STATEMENT OF OPERATIONS
                For the six-month period ended April 30, 2000
                                 (unaudited)


Investment Income
Interest income (Note 1B)                                          $1,136,795
Expenses:
  Adviser fees (Note 2)                                  66,563
  Administrator fees (Note 2)                            47,545
  Auditing fees                                          15,650
  Transfer agent fees                                    19,814
  Legal fees and expenses                                 7,105
  Distribution expenses (Note 5)                          7,880
  Trustees fees and expenses                             11,000
  Shareholder reports                                     2,681
  Custody                                                14,455
  Pricing fees                                            1,748
  Miscellaneous expenses                                    858
  Insurance                                                 750
  Registration fees                                         459
                                                        -------
                                                        196,508
                                                                   ----------
          Net Investment Income                                    $  940,287

Realized and Unrealized Loss on Investments
Net Realized Gain on Investments                         51,776
Net Change in Unrealized Depreciation of Investments    (63,336)
                                                        -------
Net Realized and Unrealized Loss on Investments                       (11,560)
                                                                   ----------
Net Increase in Net Assets Resulting from Operations               $  928,727
                                                                   ==========

                     See Notes to Financial Statements.


                         OCEAN STATE TAX EXEMPT FUND
                     STATEMENTS OF CHANGES IN NET ASSETS


                                                                     Six-Month Period      Fiscal Year
                                                                          Ended               Ended
                                                                      April 30, 2000     October 31, 1999
                                                                     ----------------    ----------------
                                                                       (unaudited)

Increase (Decrease) in Net Assets Resulting from:
Operations:
  Net investment income                                                $   940,287         $ 2,075,697
  Net realized gain (loss) on investments                                   51,776             (41,442)
  Change in unrealized depreciation of investments                         (63,336)         (2,307,737)
                                                                       -------------------------------
  Net increase (decrease) in net assets resulting from operations          928,727            (273,482)

Dividends and distributions to shareholders from:
  Net investment income ($.25 per share in 2000 and $.53 per
   share in 1999)                                                         (940,287)         (2,075,697)
  Capital Gain ($.01 per share in 1999)                                          0             (41,828)
  Net decrease from fund share transactions (Note 4)                    (2,490,092)           (902,687)
                                                                       -------------------------------
      Total decrease in net assets                                      (2,501,652)         (3,293,694)

NET ASSETS:
  Beginning of period                                                  $39,953,965         $43,247,659
                                                                       -------------------------------
  End of period                                                        $37,452,313         $39,953,965
                                                                       ===============================

                     See Notes to Financial Statements.


                         OCEAN STATE TAX EXEMPT FUND
                            FINANCIAL HIGHLIGHTS
               For a share outstanding throughout each period.

      The following data includes selected data and other performance information derived from the financial statements.


                                                             Fiscal      Fiscal      Fiscal      Fiscal
                                             Six months       Year        Year        Year        Year
                                                Ended         Ended       Ended       Ended       Ended
                                               4/30/00      10/31/99    10/31/98    10/31/97    10/31/96
                                             -----------    --------    --------    --------    --------
                                             (unaudited)

Per Share Operating Performance:
Net Asset Value, Beginning of Period          $ 10.12       $ 10.71     $ 10.69     $ 10.53     $ 10.59
Net investment income                             .25           .53         .56         .57         .56
Net realized and unrealized gain (loss)
 on securities                                   (.01)         (.58)        .03         .16        (.06)
                                              ---------------------------------------------------------
Total from Investment Operations                  .24          (.05)        .59         .73         .50
                                              ---------------------------------------------------------

Less Distributions:
Dividends from net investment income             (.25)         (.53)       (.56)       (.57)       (.56)
Distribution from net realized gains             (.00)         (.01)       (.01)       (.00)       (.00)
                                              ---------------------------------------------------------
Total Distributions                              (.25)         (.54)       (.57)       (.57)       (.56)
                                              ---------------------------------------------------------
Net Asset Value, End of Period                $ 10.11       $ 10.12     $ 10.71     $ 10.69     $ 10.53
                                              =========================================================

Total investment return at Net Asset
 Value (a)                                       1.18%         (.66)%      5.46%       6.97%       4.89%
Ratios and Supplemental Data:
Net Assets, End of Period (000's omitted)     $37,452       $39,954     $43,248     $41,626     $42,456
Ratio of expenses to average net assets           .52%          .94%        .94%        .99%        .98%
Ratio of net investment income to
 average net assets                              2.47%         4.91%       5.07%       5.25%       5.31%
Portfolio turnover                               2.65%        13.19%      10.30%       2.27%      13.30%
Fund expenses per share                           .05           .10         .10         .11         .10
Net investment income per share                   .25           .53         .56         .57         .56

<Fa>  Total investment return does not reflect sales load and is not annualized.

                     See Notes to Financial Statements.


                         OCEAN STATE TAX EXEMPT FUND
                        NOTES TO FINANCIAL STATEMENTS
                               April 30, 2000
                                 (unaudited)

NOTE 1 Significant Accounting Policies

      VLC Trust (the Trust) is a Massachusetts business trust organized on August 1, 1986 and registered under the Investment Company Act of 1940, as amended, as a non diversified, open-end management investment company. There is authorized an unlimited number of shares with a par value of one cent per share. The Declaration of Trust permits the Trustees to create additional portfolios (funds). As of April 30, 2000 there is only one fund, Ocean State Tax Exempt Fund (the Fund). The objective of the Fund is to seek to provide as high a level of current income, exempt from Rhode Island and Federal income taxes, as is consistent with preservation of capital. The Fund invests primarily in obligations which pay interest exempt from Rhode Island and Federal income taxes. The Fund commenced operations on December 8, 1986.

      At April 30, 2000, 96.24% of the Fund's net assets are invested in Rhode Island municipal securities. Economic changes effecting the state in certain of its public bodies and municipalities may affect the ability of the issuer to pay the required principal and interest payments of the municipal securities. In order to reduce risk associated with such factors on April 30, 2000, 64.52% of the portfolio of investments have credit enhancements backing them which the Fund relies on, such as: letters of credit, insurance, or guarantees. MBIA provides the largest total enhancements for the Fund, representing 22.95% of the portfolio.

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      A) Security Valuation: Debt securities are valued on the basis of valuations furnished by a pricing service since such valuations are believed to reflect the fair value of such securities. Valuations used by the Fund may be determined without exclusive reliance on quoted prices and take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and other local market conditions. Securities having an original maturity of less than sixty days are valued at cost adjusted for amortization of premiums and accretion of discounts. Other securities are appraised in good faith at fair value using methods determined by the Trustees and applied on a consistent basis. The Trustees monitor the valuation of the Fund's municipal bonds through receipt of periodic reports from the Adviser.

      B) Security Transactions and Related Investment Income: Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. The specific identification method is used for determining net realized gains and losses for both financial statement and Federal income tax purposes.

      C) Federal Income Taxes: The Fund's policy is to comply with the provisions of subchapter M of the Internal Revenue Code available to regulated investment companies and distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for Federal income tax or excise tax is necessary. Dividends paid by the Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for Federal income tax purposes, because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

      D) Distributions to Shareholders: Dividends from net investment income are declared daily and distributed monthly. Capital gains distributions, if any, are declared and distributed annually. For the period ended April 30, 2000, the Fund paid no capital gains. 100% of the income dividends paid by the Fund are exempt from Federal and Rhode Island income taxes.

NOTE 2 Advisory and Adminstrative Services and Other Affiliated
Transactions

      Van Liew Capital Inc. is the Adviser and the Administrator to the Fund. The Fund pays Van Liew Capital Inc. at the following annual rates for the adviser and administrator services, respectively:

            .35 and .25 of 1% of the first $200 million of average daily net assets.
            .30 and .20 of 1% of average daily net assets over $200 million.

      The Fund does not pay fees to Trustees affiliated with the Adviser or to any of its officers. The Fund pays Trustees who are not interested persons of the Fund an annual retainer plus $250 per meeting attended. The annual retainer at April 30, 2000 was $2,000.

      Legal fees and expenses of $7,105 were paid to a firm of which the Fund's Secretary is a partner.

      During the period November 1, 1999 through April 30, 2000, the Distributor received $1,806 in commissions as a result of Fund share sales.

NOTE 3 Investment Transactions

      During the period ended April 30, 2000 purchases and sales of investment securities, other than short-term investments, aggregated $1,005,933 and $3,540,763, respectively. The aggregate cost of investments for Federal income tax purposes is substantially the same as the aggregate cost for financial statement purposes. At April 30, 2000, gross unrealized appreciation on investment securities was $956,288 and gross unrealized depreciation on investment securities was $559,326.

NOTE 4 Shares of Beneficial Interest

      The authorized capital of the Fund consists of unlimited number of shares of beneficial interest with par value of one cent per share. Transactions in shares of beneficial interest and in dollars were as follows:


                                                    Shares         Amount
                                                    ------         ------

      Balance at 10/31/98                          4,037,808    $40,472,328
      Shares sold                                    391,381      4,134,236
      Shares issued in reinvestment of dividends      87,346        911,455
      Shares redeemed                               (566,825)    (5,948,378)
                                                   ------------------------
      Net decrease                                   (88,098)      (902,687)
                                                   ------------------------
      Balance at 10/31/99                          3,949,710    $39,569,641
                                                   ========================
      Shares sold                                    119,417    $ 1,204,026
      Shares issued in reinvestment of dividends      44,936        453,922
      Shares redeemed                               (410,463)    (4,148,040)
                                                   ------------------------
      Net decrease                                  (246,110)    (2,490,092)
                                                   ------------------------
      Balance at 4/30/00                           3,703,600    $37,079,549
                                                   ========================

NOTE 5 Distribution Plan

      The Fund has adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 (the Rule) of the Investment Company Act of 1940 (the Act). The Rule provides in substance that the Fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under the Rule. Under the Plan, the Fund is authorized to pay for the printing of all prospectuses, statements of additional information and reports and notices to shareholders, even those which are not sent to existing shareholders. The Fund paid $7,880 under the Plan during fiscal 2000.


                         OCEAN STATE TAX EXEMPT FUND
                          PORTFOLIO OF INVESTMENTS
                            as of April 30, 2000
                                 (unaudited)


                                                                                    Ratings
Principal                                                                           Moody's/            Value
  Amount                                                                     Standard & Poor's(b)     (Note 1)
---------                                                                    --------------------     --------

MUNICIPAL SECURITIES (98.18%) (a)
Rhode Island General Obligation and Revenue (52.79%) (a)
$  500,000    Barrington School District 5.00%, 10/1/14                            Aa-3/NR           $   470,779
   100,000    Bristol General Obligation 7.00%, 12/1/08                            A-3/NR                103,276
   120,000    Bristol General Obligation MBIA Insured 6.00%, 12/15/10              Aaa/AAA               124,375
   250,000    Bristol General Obligation MBIA Insured 5.05%, 8/15/06               Aaa/AAA               250,686
   300,000    Burrillville General Obligation MBIA Insured 5.75%, 10/15/17         Aaa/AAA               301,948
   200,000    Burrillville General Obligation FGIC Insured 5.70%, 5/1/11           Aaa/AAA               206,543
    75,000    Central Falls General Obligation 7.90%, 7/1/02                       Baa-3/NR               75,133
   200,000    Coventry General Obligation FSA Insured 4.00%, 11/7/07               Aaa/NR                182,817
   130,000    Coventry General Obligation Pre-refunded U.S. T FGIC Insured
               7.25%, 11/1/10                                                      Aaa/AAA               134,378
   460,000    Cranston General Obligation MBIA Insured 5.00%, 6/15/02              Aaa/AAA               462,986
    50,000    Cumberland General Obligation 5.25%, 9/1/04                          A-3/NR                 51,261
   165,000    Cumberland General Obligation MBIA Insured 5.70%, 10/1/11            Aaa/AAA               168,338
   175,000    Cumberland General Obligation MBIA Insured 5.70%, 10/1/12            Aaa/AAA               178,103
   300,000    East Providence General Obligation MBIA Insured
               5.70%, 5/15/10        Aaa/AAA        310,939
   135,000    Jamestown General Obligation CGIC Insured 7.00%, 3/15/07             Aaa/AAA               136,100
   250,000    Kent County Water Auth. MBIA Insured 6.35%, 7/15/14                  Aaa/AAA               260,989
   355,000    Lincoln General Obligation MBIA Insured 5.50%, 8/15/10               Aaa/AAA               360,850
   300,000    Lincoln General Obligation FGIC Insured 5.60%, 8/1/12                Aaa/NR                305,319
   100,000    Narragansett General Obligation MBIA Insured 5.30%, 9/15/09          Aaa/AAA               100,899
   210,000    Newport General Obligation MBIA Insured 6.50%, 8/15/06               Aaa/AAA               217,919
   100,000    Newport General Obligation Pre-refunded U.S. T
               6.80%, 4/15/09                                                      A-1/NR                103,880
   100,000    Newport General Obligation Pre-refunded U.S. T
               6.80%, 4/15/10                                                      A-1/NR                103,880
    75,000    North Kingstown General Obligation 6.70%, 12/15/05                   A-1/NR                 81,481
    80,000    North Kingstown General Obligation 6.80%, 12/15/06                   A-1/NR                 88,312
    80,000    North Kingstown General Obligation Pre-refunded U.S. T
               6.30%, 7/15/07                                                      A-1/NR                 82,917
   120,000    North Providence General Obligation MBIA Insured
               6.00%, 10/1/09                                                      Aaa/AAA               124,076
   100,000    Pawtucket General Obligation Pre-refunded U.S. T MBIA
              Insured 6.75%, 9/15/08                                               Aaa/AAA               104,520
   500,000    Pawtucket General Obligation CGIC Insured 6.00%, 3/15/15             Aaa/AAA               515,734
   500,000    Pawtucket General Obligation CGIC Insured 6.00%, 3/15/11             Aaa/AAA               523,850
   500,000    Pawtucket General Obligation CGIC Insured 6.00%, 3/15/13             Aaa/AAA               519,480
   500,000    Pawtucket General Obligation CGIC Insured 6.00%, 3/15/12             Aaa/AAA               523,226
   200,000    Providence Public Bldg. Auth. FSA Insured 5.10%, 12/15/08            Aaa/AAA               198,801
   200,000    Providence Public Bldg. Auth. Pre-refunded U.S. T
               7.30%, 12/1/08                                                      Baa-2/NR              211,288
   300,000    Providence Public Bldg. Auth. Pre-refunded U.S. T
               7.30%, 12/1/09                                                      Baa-2/NR              316,933
   500,000    Providence Public Bldg. Auth. CGIC Insured 7.25%, 12/15/10           Aaa/AAA               518,366
   150,000    Providence Public Bldg. Auth. MBIA Insured 5.50%, 12/15/13           Aaa/AAA               151,536
   500,000    Providence Public Bldg. Auth. AMBAC Insured
               5.125%, 12/15/14                                                    Aaa/AAA               481,393
   185,000    Providence Public Bldg. Auth. FSA Insured 5.00%, 12/15/18            Aaa/AAA               167,026
   500,000    Providence Redevelopment Auth. AMBAC Insured,
               5.30%, 4/1/12                                                       Aaa/AAA               497,002
   100,000    South Kingston General Obligation AMBAC Insured
               5.00%, 11/15/08                                                     Aaa/AAA                99,525
   700,000    Warwick General Obligation MBIA Insured 6.60%, 11/15/06              Aaa/AAA               739,510
    35,000    Westerly Dunn's Corner Fire District Unlimited Tax
               Assessment 7.80%, 6/1/03                                            A-1/NR                 36,757
    35,000    Westerly Dunn's Corner Fire District Unlimited Tax
               Assessment 7.85%, 6/1/04                                            A-1/NR                 37,238
   800,000    Rhode Island Clean Water Pre-refunded U.S. T MBIA Insured
               6.50%, 10/1/06                                                      NR/AAA                843,431
   150,000    Rhode Island Clean Water MBIA Insured 5.30%, 10/1/07                 Aaa/AAA               151,161
   650,000    Rhode Island Depositors Economic Protection Corp. MBIA
               Insured 6.55%, 8/1/10                                               Aaa/AAA               717,363
   215,000    Rhode Island Depositors Economic Protection Corp.
               CAPMAC Guaranteed 6.375%, 8/1/22                                    Aaa/AAA               231,968
   250,000    Rhode Island Depositors Economic Protection Corp.
               Escrowed to Maturity 5.75%, 8/1/21                                  Baa-1/A-              254,121
   500,000    Rhode Island Economic Development Corp. Airport Revenue
               FSA Insured 5.25%, 7/1/12                                           Aaa/AAA               494,505
   395,000    Rhode Island Economic Development Corp. Airport Revenue
               FSA Insured 5.25%, 7/1/13                                           Aaa/AAA               388,193
   545,000    Rhode Island Economic Development Corp. Airport Revenue
               FSA Insured 5.25%, 7/1/14                                           Aaa/AAA               531,524
   250,000    Rhode Island Economic Development Corp. Airport Revenue
               FSA Insured 5.00%, 7/1/18                                           Aaa/AAA               225,399
   100,000    RI COPS MBIA Insured 5.375%, 10/1/16                                 Aaa/AAA                97,527
   300,000    Rhode Island Lease Participation Certificate Shepard Bldg.
               AMBAC Insured 5.125%, 6/1/12                                        Aaa/AAA               292,208
   750,000    Rhode Island Turnpike Authority 5.35%, 12/1/17                       A/A                   710,851
   125,000    Rhode Island Public Building Auth. AMBAC Insured
               5.20%, 2/1/06                                                       Aaa/AAA               125,499
   150,000    Rhode Island Public Building Auth. AMBAC Insured
               5.25%, 2/1/10                                                       Aaa/AAA               149,663
   150,000    Rhode Island Port Auth. Pre-refunded U.S. T AMBAC Insured
               6.50%, 6/1/08                                                       Aaa/AAA               160,901
   500,000    Rhode Island Refunding Bond Authority AMBAC Insured
               5.00%, 2/1/07                                                       Aaa/AAA               495,129
   500,000    Rhode Island Refunding Bond Authority AMBAC Insured
               5.25%, 2/1/10                                                       Aaa/AAA               498,876
   250,000    Rhode Island Student Loan Auth. Gtd. Std. Lns.
               6.20%, 12/1/09                                                      Aaa/NR                250,062
   250,000    Rhode Island General Obligation FGIC Insured 7.00%, 7/15/04          Aaa/AAA               269,418
     5,000    Rhode Island General Obligation 7.50%, 6/15/05                       NR/AA-                  5,023
   300,000    Rhode Island General Obligation FGIC Insured
               5.125%, 7/15/14                                                     Aaa/AAA               289,960
   500,000    Rhode Island General Obligation MBIA Insured 5.75%, 8/1/15           Aaa/AAA               506,368
 1,000,000    Rhode Island General Obligation FGIC Insured 5.50%, 9/1/16           Aaa/AAA               987,761
   250,000    Rhode Island Cons. Cap. Dev. FGIC Insured 5.00%, 9/1/16              Aaa/AAA               231,331
   250,000    Rhode Island Cons. Cap. Dev. FGIC Insured 5.00%, 9/1/15              Aaa/AAA               233,828
                                                                                                     -----------
              Total Rhode Island General Obligation and Revenue                                      $19,772,439

Rhode Island Health & Education Building Corporation (28.04%) (a)
$  150,000    Board of Governors CGIC Insured 6.125%, 9/15/10                      Aaa/AAA           $   156,781
   195,000    Board of Governors CGIC Insured 6.15%, 9/15/11                       Aaa/AAA               204,058
   220,000    Brown University 5.40%, 9/1/18                                       Aa-1/AA+              212,088
   375,000    Brown University 6.00%, 9/1/10                                       Aa-1/AA+              381,870
   100,000    Brown University 4.75%, 9/1/12                                       Aa-1/AA+               92,283
   200,000    Brown University 5.90%, 9/1/14                                       Aa-1/AA+              206,543
   400,000    Brown University 5.00%, 9/1/19                                       Aa-1/AA+              357,143
   400,000    Bryant College MBIA Insured 6.50%, 6/1/05                            Aaa/AAA               418,581
   100,000    Bryant College MBIA Insured 5.95%, 6/1/07                            Aaa/AAA               102,647
   100,000    Bryant College MBIA Insured 6.20%, 6/1/13                            Aaa/AAA               102,772
   355,000    Roger Williams College Connie Lee Insured Pre-refunded
               U.S. T 6.50%, 11/15/08                                              Aaa/AAA               375,038
   195,000    Roger Williams College Connie Lee Insured 6.50%, 11/15/08            Aaa/AAA               203,815
   355,000    Roger Williams College Connie Lee Insured Pre-refunded
               U.S. T 6.625%, 11/15/11                                             Aaa/AAA               375,924
   195,000    Roger Williams College Connie Lee Insured 6.625%, 11/15/11           Aaa/AAA               206,737
 1,290,000    South County Hospital Pre-refunded U.S. T 7.25%, 11/1/11             NR/AAA              1,348,313
   500,000    Salve Regina College Connie Lee Insured 6.25%, 3/15/13               NR/AAA                516,983
   300,000    Salve Regina College Pre-refunded U.S. T Connie Lee Insured
               6.30%, 3/15/20                                                      NR/AAA                305,694
   525,000    Johnson & Wales College Connie Lee Insured 5.75%, 4/1/12             NR/AAA                536,276
   750,000    Johnson & Wales College MBIA Insured 5.00%, 4/1/29                   Aaa/AAA               641,545
   500,000    St. Antoine Residence 6.75%, 11/15/18                                Aa-3/NR               537,587
   500,000    St. Antoine Residence 6.125%, 11/15/18                               Aa-3/NR               488,261
   575,000    Kent County Hospital MBIA Insured 7.00%, 7/1/10                      Aaa/AAA               597,402
   200,000    Memorial Hospital MBIA Insured 6.50%, 7/1/04                         Aaa/AAA               209,291
   400,000    Miriam Hospital Pre-refunded U.S. T 6.35%, 4/1/08                    NR/A                  421,578
   400,000    Newport Hospital 5.25%, 7/1/19                                       A-/A+                 324,176
   300,000    Rhode Island Hospital FGIC Insured 6.70%, 8/15/04                    Aaa/AAA               312,812
   600,000    Women & Infants Hospital CGIC Insured 6.55%, 9/1/13                  Aaa/AAA               630,119
   100,000    United Methodist Elder Care LOC-Fleet Bank 7.50%, 11/1/14            A/A                   106,144
   125,000    New England Tech Inst. Connie Lee Insured 6.00%, 3/1/15              NR/AAA                127,997
                                                                                                     -----------
              Total Rhode Island Health & Education Building Corporation                             $10,500,458

Rhode Island Housing & Mortgage Finance Corporation (14.64%) (a)
$    5,000    9.30%, 7/1/04, FGIC Insured                                          Aaa/AAA           $     4,997
    25,000    7.625%, 10/1/04                                                      Aa-2/AA                25,348
   200,000    5.65%, 10/1/07                                                       NR/A                  201,049
    60,000    7.80%, 10/1/10, Series A                                             Aa-2/AA+               61,485
   300,000    7.60%, 10/1/20                                                       NR/A                  306,443
    20,000    7.80%, 10/1/11                                                       Aa-2/AA+               20,278
   350,000    7.50%, 10/1/11                                                       Aa-2/AA+              361,014
    15,000    7.80%, 10/1/11                                                       Aa-2/AA+               15,209
   200,000    5.70%, 4/1/15                                                        Aa-2/AA+              199,301
   400,000    5.00%, 10/1/16                                                       Aa-2/AA+              369,131
   500,000    5.75%, 4/1/17                                                        Aa-2/AA+              501,373
   200,000    6.25%, 4/1/17                                                        Aa-2/AA+              204,545
   110,000    7.95%, 10/1/20                                                       NR/A                  111,478
     5,000    7.25%, 10/1/21                                                       Aa-2/AA+                5,145
    25,000    7.875%, 10/1/21, MBIA Insured                                        Aaa/AAA                25,381
    30,000    7.75%, 4/1/22                                                        Aa-2/AA+               30,607
   345,000    7.55%, 10/1/22                                                       Aa-2/AA+              355,856
   300,000    6.50%, 10/1/22                                                       Aa-2/AA+              306,818
 1,250,000    6.70%, 10/1/15                                                       Aa-2/AA+            1,298,700
   250,000    5.40%, 10,1/16                                                       Aa-2/AA+              242,258
   500,000    6.15%, 4/1/17                                                        Aa-2/AA+              505,119
   300,000    6.50%, 4/1/27                                                        Aa-2/AA+              305,319
    25,000    6.85%, 4/1/27                                                        Aa-2/AA+               25,634
                                                                                                     -----------
              Total Rhode Island Housing & Mortgage Finance Corporation                              $ 5,482,488

Rhode Island Industrial Facilities Corporation (0.77%) (a)
$   25,000    Inge Corporation SBA GTD 9.125%, 10/1/00                             Aaa/NR            $    25,492
   250,000    Mobil Oil 6.00%, 11/1/14                                             Aaa/AAA               262,238
                                                                                                     -----------
              Total Rhode Island Industrial Facilities Corporation                                   $   287,730
                                                                                                     -----------
              TOTAL RHODE ISLAND BONDS (96.24%) (a)                                                  $36,043,115

Puerto Rico Bonds (1.94%) (a)
$  225,000    Puerto Rico Highway Pre-refunded U.S. T 7.70%, 7/1/03                Baa1/AAA          $   230,702
   500,000    Puerto Rico Municipal Finance Auth. FSA Insured,
               5.50%, 7/1/17                                                       Aaa/AAA               497,003
                                                                                                     -----------
              TOTAL PUERTO RICO BONDS (1.94%) (a)                                                    $   727,705
                                                                                                     -----------
              TOTAL INVESTMENTS (Cost $36,373,858)(97.12%) (a)                                       $36,770,820
                                                                                                     ===========

<Fa>  Percentages indicated are based on net assets of $37,452,313 at
      April 30, 2000 (total investments plus cash and receivables less liabilities) which corresponds to a net asset value per share of
      $10.11.
<Fb>  These municipal securities meet the four highest ratings assigned by
      Moody's Investors Service, Inc. or Standard & Poor's Corp. or where not rated, are determined by the Fund to be of comparable quality within the guidelines approved by the directors. The ratings indicated are the most current available. When bonds are rated differently by Moody's and S&P, the higher rating has been reported.
      The rating NR means it is not rated by Moody's or S&P. Certain securities have credit enhancement features backing them. Without these enhancement features the securities may or may not meet the quality standards of other securities purchased by the Fund. (See Note 1)
<Fc>  Abbreviations used:
          AMBAC   -American Municipal Bond Assurance Corp.
          CGIC    -Capital Guaranty Insurance Co.
          FGIC    -Financial Guaranty Insurance Co.
          FSA     -Financial Security Assurance Inc.
          MBIA    -Municipal Bond Investors Assurance Corp.
          LOC     -Letter of Credit
          BIG     -Bond Investors Guaranty (subsidiary of MBIA)
          SBA     -Small Business Administration
          CAPMAC  -Capital Markets Assurance Corp.

                     See Notes to Financial Statements.


Investment Adviser & Administrator
  Van Liew Capital Inc.
  One Regency Plaza, Suite One
  Providence, Rhode Island 02903

Distributor
  Van Liew Securities, Inc.
  One Regency Plaza, Suite One
  Providence, Rhode Island 02903

Custodian
  PFPC Trust Company
  Airport Business Center
  200 Stevens Drive, Suite 440
  Lester, Pennsylvania 19113

Transfer Agent
  PFPC, Inc.
  P.O. Box 8871
  Wilmington, Delaware 19899-8871

Independent Auditors
  Ernst & Young LLP
  200 Clarendon Street
  Boston, MA 02116-5072

Counsel
  Hinckley, Allen & Snyder
  1500 Fleet Center
  Providence, Rhode Island 02903

Trustees
  Alfred B. Van Liew, Chairman
  Milton C. Bickford, Jr.
  Michael E. Hogue
  Alice M. Macintosh
  John H. St. Sauveur
  Thomas R. Weschler,
   Vice Admiral, US Navy, Retired

Officers
  Alfred B. Van Liew, President
  Samuel H. Hallowell, Vice President
  Joseph J. Healy, Vice President
  Kevin M. Oates, Treasurer
  Margaret D. Farrell, Secretary




                             [LOGO] OCEAN STATE
                               TAX EXEMPT FUND

                        (The Portfolio of VLC Trust)




                             Semi-Annual Report
                               April 30, 2000
                                 (unaudited)




                           Interest income exempt
                           from Federal and Rhode
                           Island income taxes
                           from quality municipal
                           bonds.